Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Other Post Retirement Plan Investments) (Detail) - Foreign Offices and Subsidiaries, Other Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		¥ 31,090	¥ 25,845	¥ 18,185
Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		15,762	13,531
Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		¥ 15,328	¥ 12,314
Level 3 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets
Other Debt Securities [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		¥ 7,321	¥ 5,548
Other Debt Securities [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		7,321	5,548
Non-Japanese Marketable Equity Securities [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		58
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		58
Other Investment Funds [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	[1]	15,762	13,531
Other Investment Funds [Member] | Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	[1]	15,762	13,531
Other Investments [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		7,949	6,766
Other Investments [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		¥ 7,949	¥ 6,766

[1]	Other investment funds mainly consist of mutual funds and common collective funds.